Significant Accounting Policies (Schedule of Deferred Revenue in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Beginning of year	$ 9,567	$ 6,867
Deferral of revenue	8,934	6,948
Recognition of deferred revenue	(4,508)	(4,248)
Balance at end of year	$ 13,993	$ 9,567